Components of Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current provision:
Federal	$ 874	$ 812	$ 182
State	2,543	1,940	2,187
Foreign	205	497
Total current	3,622	3,249	2,369
Deferred provision:
Federal	(34)	(43)	(7)
State	77	77	74
Total deferred	43	34	67
Total provision for income taxes	$ 3,665	$ 3,283	$ 2,436